PROPERTY, PLANT AND EQUIPMENT - Schedule of Real Estate Assets, Private Equity and Other (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 147,617
Right-of-use assets	4,700	$ 4,800
Additions, net of disposals and assets reclassified as held for sale	5,555
Foreign currency translation	(3,458)
Depreciation expenses	(3,651)
Balance, end of period	146,128
Real Estate
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	345
Right-of-use assets	86	86
Additions, net of disposals and assets reclassified as held for sale	20
Foreign currency translation	(8)
Depreciation expenses	(21)
Balance, end of period	333
Private Equity and Other
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	15,835
Right-of-use assets	7,600	$ 6,800
Additions, net of disposals and assets reclassified as held for sale	1,606
Foreign currency translation	(510)
Depreciation expenses	(836)
Balance, end of period	$ 15,551